February 27, 2003

                                    Vice Fund
                 Supplement to Prospectus Dated August 15, 2002
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Please note the following  changes to your  prospectus  with respect to the Vice
Fund:

Change in Dividends and Distributions

The Vice Fund is changing its dividend distribution schedule referenced on page 9 of your prospectus as follows:

Dividends for the Vice Fund are paid semi-annually. Capital gains, if any, shall be distributed at least once a year.




    Please keep this Supplement dated February 27, 2003 with your Prospectus.